............................
                                                  .        OMB APPROVAL      .
                                                  ............................
                                                  .OMB Number:      3235-0006.
                                                  .Expires:  October 31, 2000.
                                                  .Estimated average         .
                                                  .  burden hours per        .
                                                  .  response:...........24.7.
                                                  ............................









                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2000 Check here if Amendment [ ]; Amendment Number:
                                                  --------------

                        This Amendment (Check only one.):
                          [ ]is a restatement.
                          [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Management Company (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  28-7216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Vice President
Phone:            212-397-5553

Signature, Place, and Date of Signing:


/S/ Peter A. Hurwitz
--------------------
[Signature]

New York, New York
--------------------
[City, State]

August 14, 2000
--------------------
[Date]

(a) Dr. Purnendu Chatterjee is the sole shareholder of Chatterjee Management Company.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         30

Form 13F Information Table Value Total:

         $ 283,619 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

Name of Institutional Investment Manager:                          Chatterjee
                                                                   Management
                                                                   Company
Form:                                                              13F
13F File Number:                                                   28-7216
Report for the Quarter Ended:                                      June 30, 2000


                                                               Investment Discretion**
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Fair Market Value      Shared   Shared-
Issuer                          Title of Class   Cusip Number        Shares  (in thousands)    Sole Instr. V Other   Sole Share None


Answerthink Consulting Group    COM               36916997             6,395              106   X                     X

Alliance Pharmaceutical Corp    COM               18773101            40,000              450   X                     X

Aspect Telecommumications Corp  COM               45237104            75,000            2,948   X                     X

BMC Software Inc.               COM               55921100            83,635            3,051   X                     X

Biopure                         CLA              09065H105            10,000              188   X                     X

Cadence Design Systems Inc.     COM              127387108           100,000            2,038   X                     X

CCC Information Svcs Group Inc  COM              12487Q109           898,400            9,546   X                     X

Cognizant Technology Solutions  CLA              192446102           100,000             3,319  X                     X

Computer Assoc Intl Inc         COM              204912109           352,100           18,023   X                     X

Compuware Corp                  COM              205638109            50,000              519   X                     X

Exodus Communications Inc       COM              302088109            72,616            3,345   X                     X

Getty Images Inc.               COM              374276103            15,000              556   X                     X

Global Telesystems Group        COM              37936U104           440,416            5,313   X                     X

Iluminet Holdings Inc.          COM              452334105            58,840            2,993   X                     X

Infospace Inc.                  COM              45678T102             8,823              487   X                     X

I-Stat Corp                     COM              450312103            50,000              872   X                     X

Interwoven Inc.                 COM              46114T102            22,977            2,527   X                     X

MGC Communications Inc          COM              552763302            70,501            3,873   X                     X

Novell Inc.                     COM              670006105            24,000              222   X                     X

PE Celera Genamics Group        COM              69332S201           490,200           45,834   X                     X

Primus Telecommunications Grp   COM              741929103           354,890            8,828   X                     X

PSINET Inc.                     COM              74437C101           40,000            1,005    X                     X

RCN Corp                        COM              749361101           110,539            2,805   X                     X

Seagate Technology              COM              811804103            15,000              825   X                     X

Selectica Inc.                  COM              816288104           624,960           43,786   X                     X

Sepracor Inc                    COM              817315104           424,872           51,250   X                     X

Software Spectrum Inc           COM              833960107           166,560            2,884   X                     X

Sybase Inc                      COM              871130100         2,827,437           65,026   X                     X

Webstakes.com,Inc               COM              94768K110           200,000            1,000   X                     X

Voicestream Wireless  Corp      COM              928615953                 -                0   X                     X

                                                                                -------------
                                                                                  $   283,619
                                                                                =============